UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:     June 30, 2015

  Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 59.6%
Commercial Services - 1.3%
1,400	Equifax, Inc.	130,200
2,300	Robert Half International, Inc.	139,196

		269,396

Communications - 1.5%
1,150	SBA Communications Corp. *	134,665
3,750	Verizon Communications, Inc.	182,362

		317,027

Consumer Durables - 0.8%
925	Polaris Industries, Inc.	130,518
200	Whirlpool Corp.	40,412

		170,930

Consumer Non-Durables - 3.8%
1,775	Michael Kors Holdings, Ltd. *	116,706
1,300	NIKE, Inc.	130,429
3,100	PepsiCo, Inc.	296,422
1,150	Philip Morris International, Inc.	86,630
2,200	Procter & Gamble Co.	180,268

		810,455

Consumer Services - 4.9%
150	Chipotle Mexican Grill, Inc. *	97,581
4,750	H&R Block, Inc.	152,332
2,450	Starbucks Corp.	232,015
1,450	Time Warner, Inc.	122,438
3,700	Twenty-First Century Fox, Inc.	125,208
4,800	Visa, Inc.	313,968

		1,043,542

Electronic Technology - 5.6%
3,575	Apple, Inc.	444,837
7,100	Applied Materials, Inc.	160,176
1,550	Avago Technologies, Ltd.	196,819
5,000	Ciena Corp. *	96,550
5,050	Intel Corp.	157,914
600	Qualcomm, Inc.	41,604
525	Skyworks Solutions, Inc.	51,602
700	Xilinx, Inc.	29,609

		1,179,111

Energy Minerals - 3.0%
1,300	Chevron Corp.	136,474
1,850	Continental Resources, Inc. *	80,790
850	EOG Resources, Inc.	77,936
950	Gulfport Energy Corp. *	43,614
1,425	Marathon Petroleum Corp.	145,906
2,100	Occidental Petroleum Corp.	153,300

		638,020

Quantity	Name of Issuer	Fair Value ($)

Finance - 5.4%
500	ACE, Ltd.	55,745
1,500	Ameriprise Financial, Inc.	196,260
1,325	Discover Financial Services	74,664
1,100	Franklin Resources, Inc.	56,452
925	Goldman Sachs Group, Inc.	173,872
3,925	JPMorgan Chase & Co.	237,776
1,600	Marsh & McLennan Cos., Inc.	89,744
650	Prudential Financial, Inc.	52,202
1,900	US Bancorp	82,973
2,300	Wells Fargo & Co.	125,120

		1,144,808

Health Services - 2.2%
1,105	Express Scripts Holding Co. *	95,881
650	McKesson Corp.	147,030
1,800	UnitedHealth Group, Inc.	212,922

		455,833

Health Technology - 10.1%
2,300	AbbVie, Inc.	134,642
750	Actavis, PLC *	223,344
425	Alexion Pharmaceuticals, Inc. *	73,652
1,300	Bristol-Myers Squibb Co.	83,850
1,750	Celgene Corp. *	201,740
3,400	Gilead Sciences, Inc. *	333,642
1,650	Johnson & Johnson	165,990
4,224	Medtronic, PLC	329,430
1,050	Mylan NV *	62,318
125	Regeneron Pharmaceuticals, Inc. *	56,435
3,150	St. Jude Medical, Inc.	206,010
1,000	Thermo Fisher Scientific, Inc.	134,340
1,150	Zimmer Holdings, Inc.	135,148

		2,140,541

Industrial Services - 0.7%
1,850	Schlumberger, Ltd.	154,364

Process Industries - 1.8%
2,000	Ecolab, Inc.	228,760
1,225	International Paper Co.	67,975
600	Praxair, Inc.	72,444

		369,179

Producer Manufacturing - 4.8%
675	3M Co.	111,341
875	Caterpillar, Inc.	70,026
2,000	Danaher Corp.	169,800
1,250	Delphi Automotive, PLC	99,675
2,150	Honeywell International, Inc.	224,266
950	Illinois Tool Works, Inc.	92,283

See accompanying notes to schedule of investments.
MARCH 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Balanced Fund (Continued)

Quantity /Principal Amount ($)	Name of Issuer	Fair Value ($)

825	Raytheon Co.	90,131
2,000	Trinity Industries, Inc.	71,020
700	United Technologies Corp.	82,040

		1,010,582

Retail Trade - 4.2%
2,400	CVS Health Corp.	247,704
1,300	Dick’s Sporting Goods, Inc.	74,087
2,125	Home Depot, Inc.	241,421
900	Macy’s, Inc.	58,419
1,200	Target Corp.	98,484
2,250	TJX Cos., Inc.	157,612

		877,727

Technology Services - 7.7%
1,275	Accenture, PLC	119,455
3,075	Adobe Systems, Inc. *	227,366
925	ANSYS, Inc. *	81,576
2,000	Cognizant Technology Solutions Corp. *	124,780
1,600	Facebook, Inc. *	131,544
325	Google, Inc. - Class A *	180,278
255	Google, Inc. - Class C *	139,740
1,900	Informatica Corp. *	83,324
5,975	Microsoft Corp.	242,914
2,650	Oracle Corp.	114,348
155	priceline.com, Inc. *	180,443

		1,625,768

Transportation - 1.8%
1,400	Delta Air Lines, Inc.	62,944
850	Ryder System, Inc.	80,656
1,475	Union Pacific Corp.	159,757
800	United Parcel Service, Inc.	77,552

		380,909

Total Common Stocks (cost: $8,646,309)		12,588,192

Bonds - 32.2%

Asset-Backed Securities - 2.3%
7,193	Bayview Financial Acquisition Trust, 2006-D 1A2, 5.66%, 12/28/36 [14]	7,180
48,457	Centex Home Equity, 2004-D AF4, 4.68%, 6/25/32 [14]	49,605
17,827	Citifinancial Mortgage Securities, Inc., 2004-1 AF3, 3.77%, 4/25/34 [14]	18,085
36,244	Conseco Finance, 2001-D M1, 1.52%, 11/15/32 [1]	34,925
74,989	Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 0.82%, 2/25/32 [1]	72,409

Principal Amount ($)	Name of Issuer	Fair Value ($)

31,170	Green Tree Financial Corp., 1997-7 A6, 6.76%, 7/15/28	32,095
49,831	HouseHold Home Equity Loan Trust, 2007-2 A4, 0.47%, 7/20/36 [1]	49,199
11,147	Irwin Home Equity Corp., 2005-1 M1, 5.42%, 6/25/35 [14]	11,237
25,778	New Century Home Equity Loan Trust, 2005-A A4W, 4.75%, 8/25/35 [14]	26,773
28,350	RAAC Series, 2005-SP2 1M1, 0.69%, 5/25/44 [1]	28,096
32,714	Residential Asset Mortgage Products, Inc., 2005-RZ3 A3, 0.57%, 9/25/35 [1]	32,541
8,614	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 5.26%, 7/25/28 [14]	8,707
106,779	Vanderbilt Acquisition Loan Trust Series, 2002-1 B2, 8.47%, 5/7/32 [1]	120,961

		491,813

Collateralized Mortgage Obligations - 6.6%
	Fannie Mae:
62,102	2004-T1 1A1, 6.00%, 1/25/44	71,322
20,237	2009-30 AG, 6.50%, 5/25/39	22,148
9,651	2013-28 WD, 6.50%, 5/25/42	11,047
35,889	2004-W9 2A1, 6.50%, 2/25/44	40,718
140,759	2012-68 GW, 7.00%, 5/25/31	171,499
8,728	2010-108 AP, 7.00%, 9/25/40	9,962
16,072	2004-T3, 1A3, 7.00%, 2/25/44	18,632
160,844	2013-28 WE, 7.50%, 5/25/42	189,887
	Freddie Mac:
92,835	4218 AV, 3.00%, 3/15/32	95,827
67,918	4293 BA, 5.38%, 10/15/47 [1]	75,391
58,907	2122 ZE, 6.00%, 2/15/29	65,018
43,250	2283 K, 6.50%, 12/15/23	48,279
40,401	T-59 1A1, 6.50%, 10/25/43	47,464
19,228	3946 KW, 7.00%, 11/15/29	20,828
64,037	3704 CT, 7.00%, 12/15/36	76,019
37,738	2238 PZ, 7.50%, 6/15/30	43,911
	Government National Mortgage Association:
86,296	2014-69 W, 7.28%, 11/20/34 [1]	100,321
53,879	2005-74 HA, 7.50%, 9/16/35	61,078
116,089	RFMSI Series Trust,
	2003-S12 M1, 5.97%, 12/25/32 [1]	122,980
	Sequoia Mortgage Trust:
41,436	2013-3 A2, 2.50%, 3/25/43 [1]	39,833
28,194	2012-4 A2, 3.00%, 9/25/42 [1]	27,915
37,634	Vendee Mortgage Trust,
	2008-1 B, 7.74%, 3/15/25 [1]	43,946

		1,404,025

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

Corporate Bonds - 11.1%
61,635	America West Airlines 2000-1 Trust, 8.06%, 7/2/20	70,264
25,000	American Airlines 2015-1 Class A Trust, 3.38%, 5/1/27	25,188
75,000	Anthem, Inc., 1.88%, 1/15/18	75,417
50,000	Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	61,255
25,000	Bank of America Corp., 6.50%, 7/15/18	28,426
70,000	Boeing Co., 8.75%, 9/15/31	112,798
23,304	Burlington Northern and Santa Fe Railway Co. 2001-1 Trust, 6.73%, 7/15/22	26,864
50,000	CNA Financial Corp., 7.35%, 11/15/19	60,145
25,000	Coca-Cola Refreshments USA, Inc., 7.00%, 10/1/26	34,037
51,758	Continental Airlines 2000-1 Class A-1 Trust, 8.05%, 11/1/20	58,549
25,000	Crown Castle Towers, LLC, 3.21%, 8/15/15 [4]	25,180
50,000	Danaher Corp., 5.40%, 3/1/19	56,929
45,384	Delta Air Lines 2007-1 Class A Trust, 6.82%, 8/10/22	53,272
65,556	Doric Nimrod Air Alpha 2012-1 Class A Trust, 5.13%, 11/30/22 [4]	69,541
63,912	Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	68,066
50,000	Franklin Resources, Inc., 2.85%, 3/30/25	49,895
100,000	General Electric Co., 5.25%, 12/6/17	110,388
50,000	Google, Inc., 3.63%, 5/19/21	54,427
50,000	Johnson & Johnson, 3.38%, 12/5/23	53,633
50,000	Kansas City Power & Light Co., 7.15%, 4/1/19	59,964
50,000	Kinder Morgan, Inc., 7.00%, 6/15/17	55,152
25,000	Liberty Mutual Insurance Co., 7.88%, 10/15/26 [4]	31,900
50,000	LyondellBasell Industries NV, 4.63%, 2/26/55	49,788
65,000	Manufacturers & Traders Trust Co. (Subordinated), 5.63%, 12/1/21 [1]	67,698
100,000	Microsoft Corp., 5.20%, 6/1/39	122,748
75,000	Moody’s Corp., 2.75%, 7/15/19	76,667
40,000	Northern States Power Co., 7.13%, 7/1/25	54,962
25,000	Northern Trust Co. (Subordinated), 6.50%, 8/15/18	28,928
44,050	Northwest Airlines 1999-2 A Trust, 7.58%, 3/1/19	48,896
54,637	Northwest Airlines 2007-1 A Trust, 7.03%, 11/1/19	63,341
25,000	priceline.com, Inc., 3.65%, 3/15/25	25,442
57,242	Procter & Gamble ESOP, 9.36%, 1/1/21	70,723
25,000	Progressive Corp. (Subordinated), 6.70%, 6/15/37 [1]	26,359
50,000	State Street Corp., 7.35%, 6/15/26	67,741
50,000	Toronto-Dominion Bank, 1.63%, 3/13/18	50,382
50,000	Tosco Corp., 8.13%, 2/15/30	73,655
50,000	United Technologies Corp., 6.13%, 2/1/19	58,221

Principal Amount ($)	Name of Issuer	Fair Value ($)

2,000	Verizon Communications, 5.90%, 2/15/24	54,100
42,953	Virgin Australia 2013-1A Trust, 5.00%, 10/23/23 [4]	45,208
70,000	XTO Energy, Inc., 6.75%, 8/1/37	107,366

		2,333,515

Federal Home Loan Mortgage Corporation - 1.4%
51,111	2.50%,	4/1/27	52,536
28,537	3.00%,	5/1/27	29,476
15,124	6.00%,	10/1/21	16,237
77,767	6.00%,	4/1/39	89,045
34,652	7.00%,	7/1/32	38,232
6,908	7.00%,	5/1/34	7,924
12,946	7.00%,	11/1/37	15,123
8,806	7.00%,	1/1/39	10,129
17,907	7.50%,	11/1/36	22,577
1,073	8.00%,	9/1/15	1,083
6,839	8.38%,	5/17/20	7,312

			289,674

Federal National Mortgage Association - 2.4%
27,392	5.50%,	2/1/18	28,793
18,048	6.50%,	5/1/36	20,721
86,809	6.50%,	3/1/40	101,092
57,456	6.63%,	11/1/30	59,792
45,617	6.63%,	1/1/31	47,184
32,586	7.00%,	1/1/32	38,088
14,407	7.00%,	12/1/32	17,484
29,633	7.00%,	3/1/33	34,241
20,592	7.00%,	12/1/36	25,657
7,509	7.00%,	11/1/38	8,908
15,812	7.50%,	4/1/33	20,103
15,885	7.50%,	11/1/33	19,468
22,918	7.50%,	1/1/34	28,548
7,615	7.50%,	4/1/38	9,353
32,957	8.00%,	2/1/31	39,475
7,928	8.45%,	7/15/26	9,181
6,578	9.50%,	5/1/27	7,794

			515,882

Government National Mortgage Association - 2.2%
249,502	4.50%,	6/15/40	278,967
23,633	7.00%,	12/15/24	26,446
36,956	7.00%,	9/20/38	42,969
33,122	8.00%,	7/15/24	37,731
68,431	8.38%,	3/15/31	71,352

			457,465

Taxable Municipal Securities - 2.6%
55,000	College Park Business & Industrial Dev.,
	4.20%, 9/1/30	56,594

See accompanying notes to schedule of investments.
MARCH 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

85,000	County of St. Clair IL, 5.40%, 12/30/28	93,247
75,000	Denver Health & Hospital Authority, 2.95%, 12/1/18	76,190
50,000	Macomb Interceptor Drain Drainage District, 5.50%, 5/1/30	52,876
89,000	Multistate Liquidating Trust No. 1, 3.11%, 12/15/28 [4]	90,184
45,000	New Hampshire Housing Finance Authority, 4.00%, 7/1/35	47,197
50,000	State of Texas, 4.12%, 4/1/25	55,828
75,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin., 8.75%, 8/15/27	84,052

		556,168

U.S. Government / Federal Agency Securities - 3.6%
	U.S. Treasury Note:
100,000	0.08%, 1/31/16 [1]	99,990
140,000	1.00%, 12/15/17	140,755
225,000	2.75%, 11/15/42	233,842
	U.S. Treasury Strips:
300,000	4.22%, 2/15/36 [6]	180,968
125,000	4.56%, 2/15/26 [6]	98,848

		754,403

Total Bonds (cost: $6,606,520)		6,802,945

Quantity	Name of Issuer	Fair Value ($)

Investment Companies - 0.1%
1,300	Federated Enhanced Treasury Income Fund	17,563
100	MFS Intermediate Income Trust	487

Total Investment Companies (cost: $17,345)		18,050

Total Investments in Securities - 91.9% (cost: $15,270,174)		19,409,187
Other Assets and Liabilities, net - 8.1%		1,707,364

Total Net Assets - 100.0%		$21,116,551

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of March 31, 2015.

[4]	144A Restricted Security. The total value of such securities as of March 31, 2015 was $330,079 and represented 1.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of March 31, 2015.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Common Stocks **	12,588,192	—	—	12,588,192
Asset-Backed Securities	—	491,813	—	491,813
Collateralized Mortgage Obligations	—	1,404,025	—	1,404,025
Corporate Bonds	—	2,333,515	—	2,333,515
Federal Home Loan Mortgage Corporation	—	289,674	—	289,674
Federal National Mortgage Association	—	515,882	—	515,882
Government National Mortgage Association	—	457,465	—	457,465
Taxable Municipal Securities	—	556,168	—	556,168
U.S. Government / Federal Agency Securities	—	754,403	—	754,403
Investment Companies	18,050	—	—	18,050

Total:	12,606,242	6,802,945	—	19,409,187

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
MARCH 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.2%
Commercial Services - 2.7%
84,150	Equifax, Inc.	7,825,950
77,075	Moody’s Corp.	8,000,385
177,700	Nielsen Holdings NV	7,920,089
85,950	Robert Half International, Inc.	5,201,694

		28,948,118

Communications - 3.0%
215,150	BCE, Inc.	9,113,754
478,850	Verizon Communications, Inc.	23,286,476

		32,400,230

Consumer Durables - 3.1%
76,450	Genuine Parts Co.	7,124,376
95,675	Snap-On, Inc.	14,069,966
57,950	Whirlpool Corp.	11,709,377

		32,903,719

Consumer Non-Durables - 5.8%
81,050	JM Smucker Co./The	9,379,916
116,900	Kimberly-Clark Corp.	12,521,159
256,475	PepsiCo, Inc.	24,524,140
191,175	Procter & Gamble Co.	15,664,880

		62,090,095

Consumer Services - 3.5%
329,185	H&R Block, Inc.	10,556,963
114,075	Starbucks Corp.	10,802,902
185,000	Time Warner, Inc.	15,621,400

		36,981,265

Electronic Technology - 8.0%
205,800	Apple, Inc.	25,607,694
532,875	Applied Materials, Inc.	12,021,660
137,700	Avago Technologies, Ltd.	17,485,146
596,350	Intel Corp.	18,647,864
43,500	Skyworks Solutions, Inc.	4,275,615
169,375	Xilinx, Inc.	7,164,562

		85,202,541

Energy Minerals - 3.5%
180,000	Devon Energy Corp.	10,855,800
77,375	Marathon Petroleum Corp.	7,922,426
129,100	Occidental Petroleum Corp.	9,424,300
329,125	Suncor Energy, Inc.	9,626,906

		37,829,432

Finance - 15.3%
66,675	ACE, Ltd.	7,433,596
103,075	Ameriprise Financial, Inc.	13,486,333
168,125	Arthur J Gallagher & Co.	7,859,844
40,225	Avalonbay Communities, Inc.	7,009,206
165,300	Discover Financial Services	9,314,655

Quantity	Name of Issuer	Fair Value ($)

56,775	Goldman Sachs Group, Inc.	10,671,997
225,000	Hartford Financial Services Group, Inc.	9,409,500
248,875	Invesco, Ltd.	9,877,849
370,425	JPMorgan Chase & Co.	22,440,346
162,925	Macquarie Infrastructure Co., LLC	13,407,098
134,875	Marsh & McLennan Cos., Inc.	7,565,139
263,250	PacWest Bancorp	12,343,792
98,600	PNC Financial Services Group, Inc.	9,193,464
131,100	Prudential Financial, Inc.	10,528,641
90,275	T Rowe Price Group, Inc.	7,310,470
112,175	Validus Holdings, Ltd.	4,722,568

		162,574,498

Health Services - 3.1%
201,650	Cardinal Health, Inc.	18,202,946
121,650	UnitedHealth Group, Inc.	14,389,978

		32,592,924

Health Technology - 15.7%
250,725	Abbott Laboratories	11,616,089
201,800	AbbVie, Inc.	11,813,372
123,150	Becton Dickinson and Co.	17,683,108
110,400	Gilead Sciences, Inc. *	10,833,552
224,250	Johnson & Johnson	22,559,550
430,775	Medtronic, PLC	33,596,142
225,850	Merck & Co., Inc.	12,981,858
529,300	Pfizer, Inc.	18,414,347
221,800	St. Jude Medical, Inc.	14,505,720
117,375	Zimmer Holdings, Inc.	13,793,910

		167,797,648

Industrial Services - 1.0%
76,350	Helmerich & Payne, Inc.	5,197,144
43,400	Oceaneering International, Inc.	2,340,561
76,650	Republic Services, Inc.	3,108,923

		10,646,628

Process Industries - 3.5%
75,500	Agrium, Inc.	7,872,385
194,425	Archer-Daniels-Midland Co.	9,215,745
195,650	International Paper Co.	10,856,618
66,325	LyondellBasell Industries NV	5,823,335
34,025	Praxair, Inc.	4,108,178

		37,876,261

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 9.4%
52,600	3M Co.	8,676,370
34,775	Cummins, Inc.	4,821,206
123,550	Delphi Automotive, PLC	9,851,877
82,125	General Dynamics Corp.	11,146,826
277,075	Honeywell International, Inc.	28,901,693
81,075	Illinois Tool Works, Inc.	7,875,626
45,100	Lockheed Martin Corp.	9,153,496
70,800	Raytheon Co.	7,734,900
276,775	Tyco International, PLC	11,917,932

		100,079,926

Retail Trade - 8.3%
190,550	CVS Health Corp.	19,666,666
248,275	Home Depot, Inc.	28,206,523
248,050	Macy’s, Inc.	16,100,926
177,475	TJX Cos., Inc.	12,432,124
148,200	Wal-Mart Stores, Inc.	12,189,450

		88,595,689

Technology Services - 4.7%
87,475	Accenture, PLC	8,195,533
89,450	Automatic Data Processing, Inc.	7,660,498
605,975	Microsoft Corp.	24,635,914
222,800	Oracle Corp.	9,613,820

		50,105,765

Transportation - 3.1%
119,550	Ryder System, Inc.	11,344,100
103,175	Union Pacific Corp.	11,174,884
107,275	United Parcel Service, Inc.	10,399,238

		32,918,222

Quantity	Name of Issuer	Fair Value ($)

Utilities - 4.5%
448,200	CenterPoint Energy, Inc.	9,147,762
260,525	Kinder Morgan, Inc.	10,957,682
191,048	Laclede Group, Inc.	9,785,479
111,575	NextEra Energy, Inc.	11,609,379
122,400	Wisconsin Energy Corp.	6,058,800

		47,559,102

Total Common Stocks (cost: $869,216,685)		1,047,102,063

Investment Companies - 1.2%
201,574	Kayne Anderson MLP Investment Co.	7,155,877
127,075	Tortoise Energy Infrastructure Corp.	5,340,962

Total Investment Companies (cost: $11,955,317)		12,496,839

Total Investments in Securities - 99.4% (cost: $881,172,002)		1,059,598,902
Other Assets and Liabilities, net - 0.6%		5,977,960

Total Net Assets - 100.0%		$1,065,576,862

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company

MLP — Master Limited Partnership

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	1,047,102,063	—	—	1,047,102,063
Investment Companies	12,496,839	—	—	12,496,839

Total:	1,059,598,902	—	—	1,059,598,902

**   For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
MARCH 31, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.3%
Asia - 5.2%
Australia - 1.0%
9,250	Westpac Banking Corp., ADR	276,668

Japan - 2.6%
16,900	Seven & I Holdings Co., Ltd.	710,193

Singapore - 1.6%
3,300	Avago Technologies, Ltd.	419,034

Europe - 34.9%
Belgium - 1.7%
3,875	Anheuser-Busch InBev NV, ADR	472,401

France - 4.8%
4,335	BNP Paribas SA	263,766
25,700	GDF Suez	507,394
3,225	Schlumberger, Ltd.	269,094
3,500	Schneider Electric SE	272,365

		1,312,619

Germany - 3.3%
2,515	Allianz SE	436,644
4,300	Siemens AG	465,061

		901,705

Ireland - 4.7%
3,100	Accenture, PLC	290,439
12,415	Medtronic, PLC	968,246

		1,258,685

Italy - 0.8%
7,125	Azimut Holding SpA	203,091

Netherlands - 2.1%
14,900	ING Groep NV, ADR *	217,689
3,875	LyondellBasell Industries NV	340,225

		557,914

Spain - 2.3%
28,000	Banco Bilbao Vizcaya Argentaria SA, ADR	280,840
51,800	Iberdrola SA	334,034

		614,874

Switzerland - 7.3%
1,900	ACE, Ltd.	211,831
3,300	Adecco SA	274,308
8,150	Nestle SA	613,715
3,185	Roche Holding AG	875,213

		1,975,067

United Kingdom - 7.9%
144,800	Barclays, PLC	522,657
6,990	Burberry Group, PLC	179,506
5,200	Delphi Automotive, PLC	414,648

Quantity	Name of Issuer	Fair Value ($)
4,750	Diageo, PLC, ADR	525,208
98,255	DS Smith, PLC	501,695

		2,143,714

North America - 57.2%
Canada - 4.5%
3,700	Agrium, Inc.	385,799
15,600	BCE, Inc.	660,816
5,700	Suncor Energy, Inc.	166,725

		1,213,340

United States - 52.7%
1,550	3M Co.	255,672
8,500	AbbVie, Inc.	497,590
1,600	Ameriprise Financial, Inc.	209,344
4,900	Apple, Inc.	609,707
5,900	Applied Materials, Inc.	133,103
8,400	Arthur J Gallagher & Co.	392,700
2,150	Automatic Data Processing, Inc.	184,126
3,150	Bristol-Myers Squibb Co.	203,175
6,000	Cardinal Health, Inc.	541,620
16,200	CenterPoint Energy, Inc.	330,642
3,950	Chevron Corp.	414,671
2,800	CVS Health Corp.	288,988
4,900	Discover Financial Services	276,115
2,000	General Dynamics Corp.	271,460
2,750	Gilead Sciences, Inc. *	269,858
3,900	Home Depot, Inc.	443,079
4,600	Honeywell International, Inc.	479,826
9,800	Intel Corp.	306,446
3,600	International Paper Co.	199,764
4,800	Johnson & Johnson	482,880
7,800	JPMorgan Chase & Co.	472,524
3,125	Kimberly-Clark Corp.	334,719
6,750	Kinder Morgan, Inc.	283,905
2,400	Lockheed Martin Corp.	487,104
6,500	Macy’s, Inc.	421,915
2,025	Marathon Petroleum Corp.	207,340
3,600	Marsh & McLennan Cos., Inc.	201,924
12,800	Microsoft Corp.	520,384
4,150	Occidental Petroleum Corp.	302,950
4,900	PepsiCo, Inc.	468,538
8,000	Pfizer, Inc.	278,320
2,600	Philip Morris International, Inc.	195,858
3,650	Procter & Gamble Co.	299,081
5,300	Prudential Financial, Inc.	425,643
1,525	Snap-On, Inc.	224,266
5,200	St. Jude Medical, Inc.	340,080
2,950	Starbucks Corp.	279,365
2,000	Time Warner, Inc.	168,880
2,950	TJX Cos., Inc.	206,648
2,800	Union Pacific Corp.	303,268
3,500	United Parcel Service, Inc.	339,290

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

1,175	United Technologies Corp.	137,710
10,800	Verizon Communications, Inc.	525,204
800	Wal-Mart Stores, Inc.	65,799

		14,281,481

Total Common Stocks
(cost: $24,283,453)		26,340,786

Investment Companies - 1.0%
8,000	Kayne Anderson MLP Investment Co.	284,000

(cost: $248,056)

Total Investments in Securities - 98.3%
(cost: $24,531,509)		26,624,786
Other Assets and Liabilities, net - 1.7%		453,308

Total Net Assets - 100.0%		$27,078,094

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

MLP — Master Limited Partnership

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.2%
Health Technology	14.5
Consumer Non-Durables	10.7
Producer Manufacturing	10.3
Retail Trade	8.5
Electronic Technology	5.4
Utilities	5.4
Process Industries	5.3
Communications	4.4
Energy Minerals	4.0
Technology Services	3.7
Transportation	2.4
Health Services	2.0
Consumer Services	1.7
Commercial Services	1.0
Industrial Services	1.0
Consumer Durables	0.8
Investment Companies	1.0

98.3
Other Assets and Liabilities, net	1.7

100.0%

See accompanying notes to schedule of investments.
MARCH 31, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	276,668	—	—	276,668
Belgium	472,401	—	—	472,401
Canada	1,213,340	—	—	1,213,340
France	269,094	1,043,525	—	1,312,619
Germany	—	901,705	—	901,705
Ireland	1,258,685	—	—	1,258,685
Italy	—	203,091	—	203,091
Japan	—	710,193	—	710,193
Netherlands	557,914	—	—	557,914
Singapore	419,034	—	—	419,034
Spain	280,840	334,034	—	614,874
Switzerland	211,831	1,763,236	—	1,975,067
United Kingdom	939,856	1,203,858	—	2,143,714
United States	14,281,481	—	—	14,281,481

	20,181,144	6,159,642	—	26,340,786

Investment Companies	284,000	—	—	284,000

Total:	20,465,144	6,159,642	—	26,624,786

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 99.1%
Commercial Services - 3.3%
31,500	AMN Healthcare Services, Inc. *	726,705
30,200	Cardtronics, Inc. *	1,135,520
39,400	On Assignment, Inc. *	1,511,778

		3,374,003

Communications - 1.2%
10,750	SBA Communications Corp. *	1,258,825

Consumer Durables - 4.3%
28,800	Century Communities, Inc. *	556,704
9,800	Polaris Industries, Inc.	1,382,780
13,300	Snap-On, Inc.	1,955,898
20,300	Take-Two Interactive Software, Inc. *	516,736

		4,412,118

Consumer Non-Durables - 3.4%
11,590	G-III Apparel Group, Ltd. *	1,305,614
44,600	Iconix Brand Group, Inc. *	1,501,682
9,800	Skechers U.S.A., Inc. *	704,718

		3,512,014

Consumer Services - 4.4%
7,800	Buffalo Wild Wings, Inc. *	1,413,672
11,000	Capella Education Co.	713,680
14,300	DeVry Education Group, Inc.	477,048
18,900	Dunkin’ Brands Group, Inc.	898,884
30,700	Lions Gate Entertainment Corp.	1,041,344

		4,544,628

Electronic Technology - 8.4%
8,600	Ambarella, Inc. *	651,106
62,100	Ciena Corp. *	1,199,151
5,600	F5 Networks, Inc. *	643,664
49,200	Invensense, Inc. *	748,332
4,000	Qorvo, Inc. *	318,800
31,400	Skyworks Solutions, Inc.	3,086,306
24,600	Synaptics, Inc. *	2,000,103

		8,647,462

Energy Minerals - 3.0%
14,800	Carrizo Oil & Gas, Inc. *	734,820
26,600	Gulfport Energy Corp. *	1,221,206
21,600	Western Refining, Inc.	1,066,824

		3,022,850

Finance - 7.0%
8,500	Affiliated Managers Group, Inc. *	1,825,630
31,000	First Republic Bank/CA	1,769,790
8,700	PacWest Bancorp	407,943
12,200	Signature Bank/New York NY *	1,580,876

Quantity	Name of Issuer	Fair Value ($)
14,750	Stifel Financial Corp. *	822,312
17,800	Validus Holdings, Ltd.	749,380

		7,155,931

Health Services - 7.9%
28,500	Acadia Healthcare Co., Inc. *	2,040,600
20,600	Advisory Board Co. *	1,097,568
16,100	Air Methods Corp. *	750,099
3,300	Amsurg Corp. *	203,016
3,800	Athenahealth, Inc. *	453,682
45,500	Healthcare Services Group, Inc.	1,461,915
9,700	Stericycle, Inc. *	1,362,171
13,000	Team Health Holdings, Inc. *	760,630

		8,129,681

Health Technology - 17.4%
10,600	Alexion Pharmaceuticals, Inc. *	1,836,980
13,400	Align Technology, Inc. *	720,719
73,600	BioCryst Pharmaceuticals, Inc. *	664,608
56,328	BioDelivery Sciences International, Inc. *	591,444
5,400	Bio-Techne Corp.	541,566
50,300	Cardiovascular Systems, Inc. *	1,963,712
16,600	Celgene Corp. *	1,913,648
39,000	Celldex Therapeutics, Inc. *	1,086,930
3,700	Clovis Oncology, Inc. *	274,651
72,100	Halozyme Therapeutics, Inc. *	1,029,588
25,600	Isis Pharmaceuticals, Inc. *	1,629,952
25,100	K2M Group Holdings, Inc. *	553,455
17,100	PerkinElmer, Inc.	874,494
3,100	Puma Biotechnology, Inc. *	731,941
16,600	Sangamo BioSciences, Inc. *	260,288
17,900	STERIS Corp.	1,257,833
3,600	Synageva BioPharma Corp. *	351,108
59,300	Tandem Diabetes Care, Inc. *	748,366
43,300	Tekmira Pharmaceuticals Corp. *	756,018

		17,787,301

Industrial Services - 4.0%
24,600	EMCOR Group, Inc.	1,143,162
51,770	Tutor Perini Corp. *	1,208,830
35,100	Waste Connections, Inc.	1,689,714

		4,041,706

Non-Energy Minerals - 0.9%
11,200	Eagle Materials, Inc.	935,872

Process Industries - 1.6%
2,300	CF Industries Holdings, Inc.	652,464
14,900	Scotts Miracle-Gro Co.	1,000,833

		1,653,297

See accompanying notes to schedule of investments.
MARCH 31, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 9.2%
19,100	AMETEK, Inc.	1,003,514
15,900	CLARCOR, Inc.	1,050,354
12,500	Crane Co.	780,125
4,600	Gentherm, Inc. *	232,346
10,800	Greenbrier Cos, Inc.	626,400
19,900	Hexcel Corp.	1,023,258
12,500	IDEX Corp.	947,875
25,300	ITT Corp.	1,009,723
8,700	Proto Labs, Inc. *	609,000
9,120	RBC Bearings, Inc.	698,045
17,200	Rexnord Corp. *	459,068
10,600	Wabtec Corp.	1,007,106

		9,446,814

Retail Trade - 4.0%
8,300	Casey’s General Stores, Inc.	747,830
25,400	Dick’s Sporting Goods, Inc.	1,447,546
28,100	Finish Line, Inc.	689,012
8,200	Ulta Salon Cosmetics & Fragrance, Inc. *	1,236,970

		4,121,358

Technology Services - 12.2%
13,100	ANSYS, Inc. *	1,155,289
28,000	Aspen Technology, Inc. *	1,077,720
16,300	CommVault Systems, Inc. *	712,310
18,300	comScore, Inc. *	936,960
30,100	Dealertrack Technologies, Inc. *	1,159,452
8,000	DST Systems, Inc.	885,680
14,300	EuronetWorldwide, Inc. *	840,125
23,700	Informatica Corp. *	1,039,364
28,900	Manhattan Associates, Inc. *	1,462,629

Quantity	Name of Issuer	Fair Value ($)
18,500	Solera Holdings, Inc.	955,710
13,500	Ultimate Software Group, Inc. *	2,294,392

		12,519,631

Transportation - 5.3%
21,400	Alaska Air Group, Inc.	1,416,252
34,600	Knight Transportation, Inc.	1,115,850
16,900	Ryder System, Inc.	1,603,641
47,500	Swift Transportation Co. *	1,235,950

		5,371,693

Utilities - 1.6%
22,400	GasLog, Ltd.	435,008
18,900	ITC Holdings Corp.	707,427
10,100	Laclede Group, Inc.	517,322

		1,659,757

Total Common Stocks
(cost: $67,895,495)		101,594,941

Total Investments in Securities - 99.1%
(cost: $67,895,495)		101,594,941
Other Assets and Liabilities, net - 0.9%		919,667

Total Net Assets - 100.0%		$102,514,608

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	101,594,941	—	—	101,594,941
Total:	101,594,941	—	—	101,594,941

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.0%
Asia - 22.5%
Australia - 2.2%
9,090	BHP Billiton, Ltd.	211,288
9,400	Westpac Banking Corp., ADR	281,154

		492,442

China/Hong Kong - 4.6%
2,500	Alibaba Group Holding, Ltd., ADR *	208,100
7,700	Hong Kong Exchanges & Clearing, Ltd.	188,744
23,000	Hutchison Whampoa, Ltd.	318,800
15,600	Tencent Holdings, Ltd.	296,243

		1,011,887

Japan - 14.2%
12,000	Ajinomoto Co., Inc.	263,261
13,500	Asics Corp.	367,367
16,800	Astellas Pharma, Inc.	275,266
24,900	Daicel Corp.	296,796
18,300	Inpex Corp.	201,644
5,700	Makita Corp.	295,376
12,400	Seven & I Holdings Co., Ltd.	521,089
700	SMC Corp.	208,435
5,700	Sumitomo Mitsui Financial Group, Inc.	218,336
8,700	Suzuki Motor Corp.	261,298
8,200	Terumo Corp.	216,012

		3,124,880

Singapore - 1.5%
2,600	Avago Technologies, Ltd.	330,148

Europe - 70.2%
Belgium - 1.7%
3,025	Anheuser-Busch InBev NV, ADR	368,778

Denmark - 3.0%
14,700	Gn Store Nord A/S	328,207
6,070	Novo Nordisk A/S	324,040

		652,247

France - 10.0%
6,160	BNP Paribas SA	374,810
3,300	Dassault Systemes SA	223,325
1,050	Eurofins Scientific SE	282,604
15,700	GDF Suez	309,964
2,980	Ingenico	326,848
3,600	Safran SA	251,537
2,600	Schlumberger, Ltd.	216,944
2,800	Schneider Electric SE	217,892

		2,203,924

Germany - 8.0%
1,975	Allianz SE	342,891
5,000	GEA Group AG	240,356
1,640	Linde AG	333,492

Quantity	Name of Issuer	Fair Value ($)
4,800	Norma Group SE	240,992
425	Rational AG	142,061
4,400	Siemens AG	475,876

		1,775,668

Ireland - 4.1%
1,150	Actavis, PLC *	342,263
7,100	Medtronic, PLC	553,729

		895,992

Italy - 1.1%
8,825	Azimut Holding SpA	251,548

Netherlands - 4.6%
2,575	ASML Holding NV	260,152
31,950	ING Groep NV *	468,001
3,325	LyondellBasell Industries NV	291,935

		1,020,088

Spain - 5.2%
22,300	Banco Bilbao Vizcaya Argentaria SA, ADR	223,669
9,500	Grifols SA, ADR	311,695
40,600	Iberdrola SA	261,810
10,850	Inditex SA	348,345

		1,145,519

Switzerland - 10.7%
2,700	Adecco SA	224,433
8,895	Credit Suisse Group AG, ADR	239,542
9,880	Nestle SA	743,988
5,275	Novartis AG	520,645
2,270	Roche Holding AG	623,778

		2,352,386

United Kingdom - 21.8%
13,200	Ashtead Group, PLC	211,698
18,600	Babcock International Group, PLC	271,333
118,600	Barclays, PLC	428,088
5,400	Bellway, PLC	158,281
8,980	British American Tobacco, PLC	465,019
7,545	Burberry Group, PLC	193,758
4,800	Delphi Automotive, PLC	382,752
4,975	Diageo, PLC, ADR	550,086
94,680	DS Smith, PLC	483,440
27,100	Essentra, PLC	398,361
41,500	Indivior, PLC *	116,966
31,600	Just Eat, PLC *	204,376
3,120	Reckitt Benckiser Group, PLC	268,024
3,500	Royal Dutch Shell, PLC, ADR	208,775
2,700	Royal Dutch Shell, PLC, ADR	169,290
3,715	Shire, PLC	296,170

		4,806,417

See accompanying notes to schedule of investments.
MARCH 31, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

North America - 4.3%
Canada - 3.3%
2,925	Agrium, Inc.	304,990
10,125	BCE, Inc.	428,895

		733,885

United States - 1.0%
3,800	Euronet Worldwide, Inc. *	223,250

Total Common Stocks (cost: $19,101,897)		21,389,059

Investment Companies - 1.1%
7,300	iShares MSCI India ETF	234,257

(cost: $218,794)
Total Investments in Securities - 98.1% (cost: $19,320,691)		21,623,316
Other Assets and Liabilities, net - 1.9%		414,354

Total Net Assets - 100.0%		$22,037,670

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Health Technology	16.2%
Finance	14.7
Consumer Non-Durables	13.7
Producer Manufacturing	11.4
Process Industries	7.8
Electronic Technology	6.8
Commercial Services	5.3
Technology Services	4.3
Retail Trade	4.2
Consumer Durables	3.5
Energy Minerals	2.6
Utilities	2.6
Communications	1.9
Industrial Services	1.0
Non-Energy Minerals	1.0
Investment Companies	1.1

98.1
Other Assets and Liabilities, net	1.9

100.0%

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	281,154	211,288	—	492,442
Belgium	368,778	—	—	368,778
Canada	733,885	—	—	733,885
China/Hong Kong	208,100	803,787	—	1,011,887
Denmark	—	652,247	—	652,247
France	216,944	1,986,980	—	2,203,924
Germany	—	1,775,668	—	1,775,668
Ireland	895,992	—	—	895,992
Italy	—	251,548	—	251,548
Japan	—	3,124,880	—	3,124,880
Netherlands	552,087	468,001	—	1,020,088
Singapore	330,148	—	—	330,148
Spain	535,364	610,155	—	1,145,519
Switzerland	239,542	2,112,844	—	2,352,386
United Kingdom	1,310,903	3,495,514	—	4,806,417
United States	223,250	—	—	223,250
Investment Companies	234,257	—	—	234,257

Total:	6,130,404	15,492,912	—	21,623,316

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
MARCH 31, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.4%
Africa/Middle East - 11.5%
Israel - 1.8%
2,800	NICE Systems, Ltd., ADR	170,604

South Africa - 9.7%
6,410	Bidvest Group, Ltd.	173,391
9,850	MTN Group, Ltd.	166,043
2,650	Naspers, Ltd.	406,486
4,300	Sasol, Ltd., ADR	146,372

		892,292

Asia - 68.6%
Australia - 2.0%
3,950	BHP Billiton, Ltd., ADR	183,556

China/Hong Kong - 30.4%
1,375	Alibaba Group Holding, Ltd., ADR *	114,455
2,800	Bitauto Holdings, Ltd., ADR *	142,464
200,000	China Construction Bank Corp.	165,997
5,100	China Life Insurance Co., Ltd., ADR	337,008
36,000	China Mengniu Dairy Co., Ltd.	191,315
3,150	China Mobile, Ltd., ADR	204,844
80,000	China Oilfield Services, Ltd.	133,211
168,000	China ZhengTong Auto Services, Ltd.	79,659
1,325	CNOOC, Ltd., ADR	187,912
30,000	ENN Energy Holdings, Ltd.	184,211
20,000	Hengan International Group Co., Ltd.	240,736
3,900	JD.com, Inc., ADR *	114,582
52,000	PetroChina Co., Ltd.	57,746
725	PetroChina Co., Ltd., ADR	80,627
3,400	TAL Education Group, ADR *	112,948
24,400	Tencent Holdings, Ltd.	463,355

		2,811,070

India - 5.5%
28,800	ICICI Bank, Ltd., ADR	298,368
4,550	Tata Motors, Ltd., ADR	205,023

		503,391

Indonesia - 2.5%
355,000	Astra International Tbk PT	232,514

Malaysia - 1.0%
5,100	British American Tobacco Malaysia	94,539

Singapore - 1.6%
10,000	DBS Group Holdings, Ltd.	148,279

Quantity	Name of Issuer	Fair Value ($)

South Korea - 13.6%
7,285	Cheil Worldwide, Inc. *	157,820
2,500	CJ CGV Co., Ltd.	152,485
485	E-Mart Co., Ltd.	101,662
4,787	Industrial Bank of Korea	57,461
1,100	POSCO, ADR	60,126
300	Samsung Electronics Co., Ltd.	389,026
9,100	Shinhan Financial Group Co., Ltd.	341,885

		1,260,465

Taiwan - 5.6%
82,086	Cathay Financial Holding Co., Ltd.	130,788
24,830	Hon Hai Precision Industry Co., Ltd., GDR	142,917
52,482	Taiwan Semiconductor Co.	243,913

		517,618

Thailand - 3.5%
18,900	Advanced Info Service PCL	137,352
31,800	Bangkok Bank PCL	181,218

		318,570

Turkey - 2.9%
7,300	BIM Birlesik Magazalar A/S	129,331
16,600	Tav Havalimanlari Holding A/S	138,691

		268,022

Latin America - 16.3%
Brazil - 12.9%
53,700	Ambev SA, ADR	309,312
16,321	Banco Bradesco SA	151,521
4,300	Cia Brasileira de Distribuicao Grupo Pao de
	Acucar, ADR	128,226
10,250	Embraer SA, ADR	315,188
25,600	Qualicorp SA *	184,327
4,150	Telefonica Brasil SA, ADR	63,454
6,800	Vale SA, ADR	38,420

		1,190,448

Chile - 1.4%
5,950	Banco Santander Chile, ADR	129,001

Mexico - 0.9%
2,600	Grupo Televisa SA, ADR *	85,826

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Peru - 1.1%
3,400	Southern Copper Corp.	99,215

Total Common Stocks (cost: $7,282,766)		8,905,410

Investment Companies - 2.2%
6,400	iShares MSCI India ETF	205,376

(cost: $189,527)

Total Investments in Securities - 98.6% (cost: $7,472,293)		9,110,786
Other Assets and Liabilities, net - 1.4%		132,163

Total Net Assets - 100.0%		$9,242,949

*	Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	21.0%
Electronic Technology	10.2
Consumer Services	10.1
Consumer Non-Durables	9.1
Technology Services	6.6
Retail Trade	6.4
Communications	6.2
Producer Manufacturing	5.9
Energy Minerals	5.1
Non-Energy Minerals	4.1
Consumer Durables	3.1
Health Services	2.0
Utilities	2.0
Commercial Services	1.7
Transportation	1.5
Industrial Services	1.4
Investment Companies	2.2

98.6
Other Assets and Liabilities, net	1.4

100.0%

See accompanying notes to schedule of investments.
MARCH 31, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	183,556	—	—	183,556
Brazil	1,190,448	—	—	1,190,448
Chile	129,001	—	—	129,001
China/Hong Kong	1,294,840	1,516,230	—	2,811,070
India	503,391	—	—	503,391
Indonesia	—	232,514	—	232,514
Israel	170,604	—	—	170,604
Malaysia	—	94,539	—	94,539
Mexico	85,826	—	—	85,826
Peru	99,215	—	—	99,215
Singapore	—	148,279	—	148,279
South Africa	146,372	745,920	—	892,292
South Korea	60,126	1,200,339	—	1,260,465
Taiwan	—	517,618	—	517,618
Thailand	—	318,570	—	318,570
Turkey	—	268,022	—	268,022
Investment Companies	205,376	—	—	205,376
Total:	4,068,755	5,042,031	—	9,110,786

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events ocurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of March 31, 2015 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

At March 31, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Balanced	$4,215,349	$(76,336)	$4,139,013	$15,270,174
Dividend Growth	190,368,562	(11,941,662)	178,426,900	881,172,002
Global Dividend Growth	3,160,976	(1,067,699)	2,093,277	24,531,509
Small Cap Growth	35,670,287	(1,970,841)	33,699,446	67,895,495
International Growth	4,259,123	(1,956,498)	2,302,625	19,320,691
Developing Markets Growth	2,476,425	(837,932)	1,638,493	7,472,293

20

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	April 30, 2015

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date:	April 30, 2015